Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Reportable Segment

The following table presents selected financial information for the Group’s single reportable segment:

	For the Six Months Ended June 30,
	2026	2025	2024
Revenue	$6,122,827	$4,387,569	$7,925,428
Cost of revenue	(5,982,436)	(4,212,332)	(7,384,144)
Selling and marketing expenses	(54,776)	(38,863)	(33,445)
General and administrative expenses	(1,063,769)	(658,888)	(626,536)
Unrealized losses on digital assets	(867,554)	—	—
Unrealized gains on investment in equity securities, net	1,263,002	—	—
Other segment items	(65,992)	(40,633)	(99,426)
Net loss of single operating segment	$(648,698)	$(563,147)	$(218,123)